INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished products	$ 3,157	$ 2,421
Raw materials	2,496	508
Inventories	$ 5,653	$ 2,929